INTEREST INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Interest Income And Expense
Schedule of composition of interest income and inflation-indexing

The composition of interest income and inflation-indexing for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017			2016			2015
	Interest	Inflation (1)	Total	Interest	Inflation (1)	Total	Interest	Inflation (1)	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Investments under agreements to resell	6,643	2	6,645	25,550	—	25,550	916	—	916
Loans and receivables to banks	5,460	—	5,460	8,180	—	8,180	1,459	—	1,459
Commercial loans	872,416	68,729	941,145	772,704	100,381	873,085	198,585	67,977	266,562
Mortgage loans	188,094	59,149	247,243	155,101	79,655	234,756	60,188	58,433	118,621
Consumer loans	360,268	64	360,332	283,005	31	283,036	98,684	195	98,879
Financial investmens	70,556	8,274	78,830	67,683	11,032	78,715	9,576	11,305	20,881
Other interest income	9,656	545	10,201	8,427	466	8,893	4,557	1,488	6,045
Gain (loss) from accounting hedges (*)	(3,527)	—	(3,527)	(3,012)	—	(3,012)	(11,381)	—	(11,381)
Total	1,509,566	136,763	1,646,329	1,317,638	191,565	1,509,203	362,584	139,398	501,982

Schedule of interest expenses

The amount recorded as of interest expenses for the years ended December 31, 2017, 2016 and 2015 was as follows:

	2017			2016			2015
	Interest	Inflation (1)	Total	Interest	Inflation (1)	Total	Interest	Inflation (1)	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Demand deposits	(72,732)	(139)	(72,871)	(78,147)	(173)	(78,320)	—	—	—
Investment under agreements to repurchase	(32,677)	—	(32,677)	(48,086)	—	(48,086)	(1,772)	—	(1,772)
Deposuts and time deposits	(420,190)	(13,047)	(433,237)	(419,661)	(39,720)	(459,381)	(122,326)	(38,575)	(160,901)
Borrowings from financial institutions	(51,922)	(2,463)	(54,385)	(45,801)	—	(45,801)	(16,790)	—	(16,790)
Debt issued	(210,104)	(72,780)	(282,884)	(156,168)	(79,126)	(235,294)	(45,468)	(50,274)	(95,742)
Other financial obligations	(114)	—	(114)	(142)	(197)	(339)	(204)	(291)	(495)
Other interest expenses	(556)	(1,962)	(2,518)	(905)	(2,261)	(3,166)	—	(2,992)	(2,992)
Gain (loss) from accounting hedges (*)	15,339	—	15,339	359	—	359	—	—	—
Total interest expenses	(772,956)	(90,391)	(863,347)	(748,551)	(121,477)	(870,028)	(186,560)	(92,132)	(278,692)

(1) The inflation indexing is the result of changes in the Unidades de Fomento (“UF”). The UF is an inflation-index Chilean monetary unit with a value in Chilean pesos that changes daily to reflect changes in the Official Consumer Price Index (“CPI”) of the Instituto Nacional de Estadísticas (the Chilean National Institute of Statistics) for the previous month. The effect of any changes in the nominal peso value of our UF-denominated interest earning assets and interest bearing liabilities is reflected in our results of operations as an increase (or decrease, in the event of deflation) in interest income and expense respectively.

(*) The mark to market adjustments are presented in this line for hedging derivatives used in hedging of assets except in the case of foreign currency hedges and cash flow hedges (cross-currency), their all-in mark to market adjustment is included in the foreign exchange gain (losses) (see Note 26 “Net foreign exchange income (losses)”).